Legal and administrative proceedings (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 1,911
Payments	370
Translation adjustment	123
Balance at the ending	1,774
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	217
Additions and reversals, net	(14)
Payments	(25)
Indexation and interest	11
Translation adjustment	13
Balance at the ending	202
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	150
Additions and reversals, net	14
Payments	(13)
Indexation and interest	6
Translation adjustment	10
Balance at the ending	167
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	657
Additions and reversals, net	117
Payments	(81)
Indexation and interest	34
Translation adjustment	41
Balance at the ending	768
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	19
Indexation and interest	1
Translation adjustment	1
Balance at the ending	21
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	1,043
Additions and reversals, net	117
Payments	(119)
Indexation and interest	52
Translation adjustment	65
Balance at the ending	$ 1,158